Leases, Ending Balance and Depreciation of Right-of-Use Assets by Types of Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Net book value, beginning balance	€ 184.5
Net book value, ending balance	251.9	€ 184.5
Right-of-use assets [member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Net book value, beginning balance	184.5	233.3
Costs	386.8	288.3
Accumulated depreciation	(124.5)	(94.2)
Accumulated impairment	(10.4)	(9.6)
Net book value, ending balance	251.9	184.5
Additions to net right-of-use	129.9
Real Estate [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Net book value, beginning balance	178.3	217.0
Costs	368.2	276.8
Accumulated depreciation	(112.9)	(88.9)
Accumulated impairment	(10.4)	(9.6)
Net book value, ending balance	244.9	178.3
Machinery and Equipment [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Net book value, beginning balance	3.5	1.5
Costs	2.2	7.1
Accumulated depreciation	(1.0)	(3.6)
Accumulated impairment	0.0	0.0
Net book value, ending balance	1.2	3.5
IT Equipment [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Net book value, beginning balance	2.0	3.0
Costs	6.1	3.6
Accumulated depreciation	(3.7)	(1.6)
Accumulated impairment	0.0	0.0
Net book value, ending balance	2.4	2.0
Office Furniture and Equipment [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Net book value, beginning balance	0.7	0.1
Costs	10.3	0.8
Accumulated depreciation	(6.9)	(0.1)
Accumulated impairment	0.0	0.0
Net book value, ending balance	3.4	0.7
Vessels [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Net book value, beginning balance	0.0	11.7
Costs	0.0	0.0
Accumulated depreciation	0.0	0.0
Accumulated impairment	0.0	0.0
Net book value, ending balance	€ 0.0	€ 0.0